Derivative instruments (Narrative) (Detail) - Interest rate swap contract - Over-the-counter	Dec. 31, 2022	Dec. 31, 2021
Within 1 year
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	46.00%	40.00%
Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	32.00%	36.00%
Due after 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	22.00%	25.00%
UBS AG | Within 1 year
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	46.00%	40.00%
UBS AG | Due between 1 and 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	32.00%	36.00%
UBS AG | Due after 5 years
Maturity Profile Of Derivatives Notionals [Table]
Maturity profile of derivatives based on notional amount	22.00%	25.00%